UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  028-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

 /s/David N. Goodson     Knoxville, TN     April 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $120,584 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      897    10058 SH       SOLE                    10058
ABBOTT LABS                    COM              002824100     1102    17986 SH       SOLE                    17986
AIR PRODS & CHEMS INC          COM              009158106      895     9745 SH       SOLE                     9745
AT&T INC                       COM              00206r102      894    28611 SH       SOLE                    28611
BROADCOM CORP                  CL A             111320107      937    23835 SH       SOLE                    23835
CHEVRON CORP NEW               COM              166764100     1057     9859 SH       SOLE                     9859
CISCO SYS INC                  COM              17275R102     1564    73947 SH       SOLE                    73947
COMCAST CORP NEW               CL A             20030N101     1089    36294 SH       SOLE                    36294
CONOCOPHILLIPS                 COM              20825c104     1026    13496 SH       SOLE                    13496
DISNEY WALT CO                 COM DISNEY       254687106     1039    23736 SH       SOLE                    23736
DU PONT E I DE NEMOURS & CO    COM              263534109     1038    19615 SH       SOLE                    19615
E M C CORP MASS                COM              268648102     1176    39351 SH       SOLE                    39351
EMERSON ELEC CO                COM              291011104      893    17113 SH       SOLE                    17113
EXELON CORP                    COM              30161n101     1251    31914 SH       SOLE                    31914
EXXON MOBIL CORP               COM              30231G102     1078    12424 SH       SOLE                    12424
GENERAL ELECTRIC CO            COM              369604103     1068    53233 SH       SOLE                    53233
GOOGLE INC                     CL A             38259p508     1390     2168 SH       SOLE                     2168
HOME DEPOT INC                 COM              437076102     1218    24209 SH       SOLE                    24209
ILLINOIS TOOL WKS INC          COM              452308109      975    17075 SH       SOLE                    17075
INTEL CORP                     COM              458140100     1124    39990 SH       SOLE                    39990
ISHARES TR                     RUSSELL MIDCAP   464287499     4814    43483 SH       SOLE                    43483
ISHARES TR                     RUSSELL 2000     464287655     5235    63221 SH       SOLE                    63221
JEFFERSON BANCSHARES INC TEN   COM              472375104       28    11646 SH       SOLE                    11646
JOHNSON & JOHNSON              COM              478160104      990    15004 SH       SOLE                    15004
MICROSOFT CORP                 COM              594918104     1460    45276 SH       SOLE                    45276
NORFOLK SOUTHERN CORP          COM              655844108      204     3100 SH       SOLE                     3100
ORACLE CORP                    COM              68389X105     1113    38165 SH       SOLE                    38165
PARKER HANNIFIN CORP           COM              701094104      937    11079 SH       SOLE                    11079
PEPSICO INC                    COM              713448108      917    13819 SH       SOLE                    13819
PROCTER & GAMBLE CO            COM              742718109     1363    20273 SH       SOLE                    20273
SAKS INC                       COM              79377W108      116    10000 SH       SOLE                    10000
SCHLUMBERGER LTD               COM              806857108      849    12140 SH       SOLE                    12140
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      933    13005 SH       SOLE                    13005
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5284   334522 SH       SOLE                   334522
SPDR S&P 500 ETF TR            TR UNIT          78462f103    38061   270300 SH       SOLE                   270300
SPDR SERIES TRUST              S&P PHARMAC      78464a722     1081    18926 SH       SOLE                    18926
SPDR SERIES TRUST              S&P BIOTECH      78464a870     1146    14237 SH       SOLE                    14237
TARGET CORP                    COM              87612E106      988    16954 SH       SOLE                    16954
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    12250   169529 SH       SOLE                   169529
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     6242   143586 SH       SOLE                   143586
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    12166   357501 SH       SOLE                   357501
WAL MART STORES INC            COM              931142103      963    15737 SH       SOLE                    15737
WALGREEN CO                    COM              931422109      819    24469 SH       SOLE                    24469
ZIMMER HLDGS INC               COM              98956p102      914    14226 SH       SOLE                    14226